Document and Entity Information	0 Months Ended
Sep. 18, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 18, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Sep. 18, 2014
Document Effective Date	Sep. 18, 2014
Prospectus Date	Mar. 30, 2014
PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PMTGX